Business Dispositions (Invested Assests Sold) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	$ 49,804	[1]	$ 28,535	[1]
Fixed maturities, FVO	49,404		28,163
Mortgage loans (net of allowances for loan losses of $1)	4,935		3,470
Policy loans, at outstanding balance	1,951		1,416
Total fixed maturities, AFS	45,753		27,188
Equity securities, AFS	408		362
Mortgage loans (net of allowances for loan losses of $1)	14		12
Equity securities, AFS	400		372
Retirement Plans and Individual Life Businesses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intent to sell impairment	173
Gains on derivatives hedging	108
Fair Value	15,015	[2]
Fixed maturities, FVO	16	[3]
Mortgage loans (net of allowances for loan losses of $1)	1,288
Policy loans, at outstanding balance	542
Policy loans, at outstanding balance	16,889
Total fixed maturities, AFS			13,596
Equity securities, AFS			27
Mortgage loans (net of allowances for loan losses of $1)			1
Equity securities, AFS	28	[4]
Asset-backed Securities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	1,673		1,129
Collateralized Debt Obligations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	2,160	[5]	1,448	[5]
Commercial Mortgage Backed Securities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	3,912		2,347
Corporate Debt Securities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	30,979	[5]	16,917	[5]
Foreign Government Debt Securities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	1,460		1,177
Municipal [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	1,998		965
Residential Mortgage Backed Securities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	4,671		2,431
US Treasury Securities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	2,551		1,749
Fair Value, Inputs, Level 2 [Member] | Retirement Plans and Individual Life Businesses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	14,400
Fair Value, Inputs, Level 3 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	4,935		3,470
Policy loans, at outstanding balance	1,951		1,416
Fair Value, Inputs, Level 3 [Member] | Retirement Plans and Individual Life Businesses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	$ 657

[1]	Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.
[2]	Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.
[3]	All FVO securities transferred are included in level 3 of the fair value hierarchy.
[4]	All equity securities transferred are included in level 2 of the fair value hierarchy.
[5]	Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).